                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

               Separate Account N of ReliaStar Life Insurance Company
               20 Washington Avenue South
               Minneapolis, Minnesota  55401

2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes.)

                                      [ X ]

3.       Investment Company Act File Number:

                      811-09002

         Securities Act File Number:

                      333-100207    333-100208
                      333-100209    333-120636

4.(a)    Last day of fiscal year for which this Form is filed:

                      December 31, 2011

4.(b)[ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

4.(c)[ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the fiscal year pursuant to section 24f-2:

                                    $94,712,099

         (ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:

                                    $118,066,289

        (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                    $359,984,646

         (iv)  Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                    $(478,050,935)

          (v)  Net sales -- if item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]

                                    $0

         (vi)  Redemption credits available for use in future years -- if Item
               5(i) is less than Item 5(iv) [subtract Item 5(iv) from item
               5(i)]:

                                    $(383,338,836)

        (vii)  Multiplier for determining registration fee:

                                    x.00011460

       (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):

                                    =$0


6.   Prepaid Shares

     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,  then report the amount of securities (number of shares or other units) deducted here:

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available  for use by the  issuer in future  fiscal years, then state that number here:

7.   Interest  due-- If this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                    +$0

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                    =$0

9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

                                    N/A

     Method of Delivery:

               [   ] Wire Transfer
               [   ] Mail or other means

                                    SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/ J. Dewayne Lummus
        ------------------------------------------------
            J. Dewayne Lummus
            Vice President and Head of
              Financial Reporting

Date:   March 23, 2012